Other Intangible Assets	12 Months Ended
Dec. 31, 2020
Other Intangible Assets
Other Intangible Assets

Note 14. Other Intangible Assets

	Technology	Software	Others	Total
	(in thousands)
Cost
Balance at January 1, 2019	$13,171	5,194	2,750	21,115
Additions	-	152	-	152
Disposals	-	-	-	-
Effect of exchange rate changes	-	(4)	39	35
Balance at December 31, 2019	13,171	5,342	2,789	21,302
Acquisitions through business combinations	-	41	663	704
Additions	-	87	-	87
Transfer from other current assets	-	21	-	21
Disposals	-	-	-	-
Effect of exchange rate changes	-	15	(8)	7
Balance at December 31, 2020	$13,171	5,506	3,444	22,121

Accumulated Amortization
Balance at January 1, 2019	$6,189	4,017	131	10,337
Amortization for the year	1,492	602	119	2,213
Disposals	-	-	-	-
Effect of exchange rate changes	-	(4)	6	2
Balance at December 31, 2019	7,681	4,615	256	12,552
Amortization for the year	1,105	464	154	1,723
Transfer from other current assets	-	-	-	-
Disposals	-	-	-	-
Effect of exchange rate changes	-	13	(43)	(30)
Balance at December 31, 2020	$8,786	5,092	367	14,245

Carrying amounts
At December 31, 2019	$5,490	727	2,533	8,750
At December 31, 2020	$4,385	414	3,077	7,876

Others in other intangible assets includes the acquired trademark $1,800 thousand with an indefinite useful life.

Other intangible assets were amortized on a straight-line basis over their estimated useful lives as follows:

Technology	7	years
Software	2-10	years
Others (except for trademark)	7-15	years